Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Cash flows from operating activities
Profit before income tax – continuing operations	$ 3,022,253	$ 101,045	$ 1,782,442	$ 1,532,416
Profit before income tax – discontinued operations				1,814,953
Profit before income tax including discontinued operations	3,022,253	101,045	1,782,442	3,347,369
Adjustments to reconcile profit before income tax to net cash flows :
Depreciation expenses	3,731,914	124,771	3,376,579	2,899,278
Reversal for impairment of accounts and notes receivable				(87)
Expected (reversal of) credit losses	(806)	(27)	348
Interest expense	171,075	5,720	152,416	192,839
Interest income	(64,368)	(2,152)	(49,971)	(53,587)
Dividend income	(585)	(20)	(571)
Impairment loss on property, plant and equipment	9,938	332		956
Gain on valuation of financial assets at fair value through profit or loss	(1,317)	(44)	(1,485)	(637)
Gain on disposal of property, plant and equipment, net	(20,271)	(678)	(14,274)	(132,774)
Gain on disposal of a subsidiary				(1,843,234)
Insurance compensation income	(10,435)	(349)	(147)	(486,858)
Share of loss of associates	154,926	5,179	300,101	179,491
Gain on disposal of investment in associates	(973,609)	(32,551)		(16,929)
Share-based payments	822	27	41,043	123,021
Deferred revenue	(12,279)	(410)	(42,857)	(11,995)
Financial assets at fair value through profit or loss	1,750	59	1,447	637
Current contract assets	(78,013)	(2,608)	(44,858)
Accounts and notes receivable	294,409	9,843	(733,695)	127,800
Accounts receivable – related parties	(905)	(30)	(129)	(240)
Other receivables	(8,082)	(270)	5,238	(15,644)
Other receivables – related parties	12,437	416	16,317	35,855
Inventories	11,193	374	(58,101)	(63,910)
Prepayments	(4,333)	(145)	46,781	126,708
Other financial assets				1,600
Financial assets at fair value through profit or loss	1,750	59	1,447	637
Other non-current assets	6,914	231	6,914	6,914
Current contract liabilities	(201)	(7)	280
Accounts payable	182,277	6,094	(50,689)	(147,859)
Accounts payable – related parties	(347)	(12)	121	263
Other payables	331,207	11,073	(301,711)	438,682
Other payables – related parties	(218)	(7)	182	(43,144)
Current provisions	(27,354)	(914)	(27,803)	46,592
Receipts in advance				(5,913)
Current refund liabilities	(6,627)	(222)	(37,529)
Other current liabilities	1,442	48	(475)	(15,469)
Net defined benefit liability, non-current	(19,742)	(660)	(17,722)	(17,604)
Cash generated from operations	6,703,065	224,108	4,348,192	4,672,121
Interest received	67,105	2,244	48,590	47,815
Dividends received	20,585	688	6,184	14,325
Interest paid	(171,149)	(5,722)	(154,307)	(189,381)
Income tax paid	(637,169)	(21,303)	(119,473)	(387,590)
Net cash generated from operating activities	5,982,437	200,015	4,129,186	4,157,290
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	21,434	717	18,160	306,634
Proceeds from insurance compensation	10,435	349	147	486,858
Net cash flow from disposal of a subsidiary				1,781,213
Proceeds from disposal of investment in associate	1,180,179	39,458
Acquisition of property, plant and equipment	(5,440,621)	(181,900)	(4,154,198)	(4,682,705)
Acquisition of available-for-sale financial assets				(10,940)
Acquisition of investment in associate			(794,694)	(1,373,486)
(Increase) decrease in refundable deposits	861	29	(664)	(11)
Increase in other non-current assets	(45,480)	(1,520)
Increase in other non-current liabilities	4,500	150
(Increase) decrease in financial assets at amortized cost	30,851	1,031	(198,030)
Increase in other financial assets				(964)
Net cash used in investing activities	(4,237,841)	(141,686)	(5,129,279)	(3,493,401)
Cash flows from financing activities
Proceeds from short-term bank loans	834,955	27,916	1,053,202	5,560,354
Payments on short-term bank loans	(834,955)	(27,916)	(2,022,555)	(4,278,518)
Payment on lease liabilities	(48,161)	(1,610)
Proceeds from long-term bank loans			12,663,550	148,829
Payments on long-term bank loans	(756,450)	(25,291)	(12,553,300)	(1,124,699)
(Decrease) increase in guarantee deposits	3		(279)	(33)
Cash dividend paid	(872,718)	(29,178)	(256,806)	(257,026)
Cash distribution from capital surplus				(599,728)
Payments on capital reduction			(1,284,223)
Net cash used in financing activities	(1,677,326)	(56,079)	(2,400,411)	(550,821)
Net increase (decrease) in cash and cash equivalents	67,270	2,250	(3,400,504)	113,068
Effect of foreign exchange rate changes	(5,708)	(191)	7,312	(38,617)
Cash and cash equivalents at beginning of year	4,642,522	155,216	8,035,714	7,961,263
Cash and cash equivalents at end of year	$ 4,704,084	$ 157,275	$ 4,642,522	$ 8,035,714